UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2741

Fidelity Court Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Connecticut Municipal Income Fund

August 31, 2017

CTF-QTLY-1017
1.805751.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount	Value
Connecticut - 96.6%
Bridgeport Gen. Oblig.:
Series 2012 A:	$	$
5% 2/15/23	3,510,000	3,980,937
5% 2/15/24	2,490,000	2,811,608
5% 2/15/32	5,000,000	5,500,250
Series 2016 D:
5% 8/15/31 (FSA Insured)	1,000,000	1,170,360
5% 8/15/32 (FSA Insured)	3,090,000	3,600,468
Connecticut Gen. Oblig.:
Series 2011 D, 5% 11/1/25	3,500,000	3,952,130
Series 2012 B, 5% 4/15/25	7,460,000	8,356,543
Series 2012 D:
5% 9/15/31	3,250,000	3,611,953
5% 9/15/32	4,860,000	5,389,157
Series 2012 G, 5% 10/15/30	4,275,000	4,764,872
Series 2013 A:
5% 3/1/27	11,480,000	12,948,981
5% 10/15/27	1,000,000	1,137,140
Series 2014 G, 5% 11/15/28	7,000,000	8,055,600
Series 2015 B:
5% 6/15/27	4,825,000	5,661,221
5% 6/15/30	1,290,000	1,477,308
5% 6/15/32	5,500,000	6,220,885
Series 2015 F, 5% 11/15/31	4,000,000	4,577,040
Series 2016 A, 5% 3/15/31	6,950,000	7,954,970
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ. Proj.) Series O, 5% 7/1/40	2,000,000	2,168,800
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	18,265,000	19,795,966
Series 2008, 5% 7/1/34	200,000	205,792
Series 2011 M, 5.375% 7/1/41	5,485,000	6,049,516
Series 2013 N:
5% 7/1/24	400,000	470,168
5% 7/1/25	300,000	349,380
Series 2014 E:
5% 7/1/28	3,260,000	3,848,593
5% 7/1/29	3,840,000	4,504,013
Series 2016 A, 2%, tender 7/1/26 (a)	9,000,000	8,884,800
Series 2016 CT, 5% 12/1/45	6,990,000	7,976,289
Series 2016 K, 4% 7/1/46	7,000,000	7,041,090
Series 2016:
5% 7/1/27	45,000	46,457
5% 12/1/41	4,000,000	4,584,160
Series 2116 Q1, 5% 7/1/46	6,000,000	6,779,640
Series A:
5% 7/1/21	800,000	903,864
5% 7/1/41	3,000,000	3,268,050
Series C:
5% 7/1/20	465,000	510,840
5% 7/1/22	425,000	488,563
5% 7/1/24	1,000,000	1,146,570
Series D, 5% 7/1/23	3,335,000	3,868,934
Series E, 5% 7/1/42	5,000,000	5,444,950
Series F:
5% 7/1/22	2,060,000	2,325,802
5% 7/1/45	4,890,000	5,317,973
Series H, 5% 7/1/23 (FSA Insured)	2,290,000	2,646,255
Series H1, 5% 7/1/41	1,250,000	1,384,288
Series J:
5% 11/1/24	1,390,000	1,591,772
5% 11/1/25	1,465,000	1,677,029
Series L:
5% 7/1/26	1,000,000	1,200,110
5% 7/1/27	2,000,000	2,376,500
Series N:
5% 7/1/20	1,250,000	1,373,588
5% 7/1/21	610,000	689,678
5% 7/1/21	1,940,000	2,194,179
5% 7/1/22	2,035,000	2,303,254
5% 7/1/23	1,500,000	1,675,185
5% 7/1/27	1,000,000	1,165,360
5% 7/1/28	2,250,000	2,603,655
5.75% 7/1/33	45,000	46,755
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Chesla Ln. Prog.):
Series 2017 A:
4% 11/15/18 (b)	250,000	256,900
5% 11/15/20 (b)	950,000	1,037,049
5% 11/15/23 (b)	800,000	908,632
Series 2017 B:
4% 11/15/18 (b)	950,000	975,992
5% 11/15/22 (b)	975,000	1,095,481
5% 11/15/24 (b)	1,065,000	1,210,671
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	2,725,000	2,903,433
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/23	1,380,000	1,578,140
5% 1/1/25	875,000	998,664
Series 2013 A:
5% 1/1/26	1,180,000	1,368,753
5% 1/1/28	1,000,000	1,156,110
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2011 A, 5% 12/1/25	5,000,000	5,680,300
Series 2012 A:
5% 1/1/24	2,855,000	3,321,107
5% 1/1/25	4,000,000	4,628,840
5% 1/1/26	10,000,000	11,517,400
5% 1/1/28	1,000,000	1,138,730
5% 1/1/31	5,000,000	5,616,150
Series 2015 A, 5% 8/1/34	6,000,000	6,870,360
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	5,000,000	6,013,700
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,030
Series 2014 B:
5% 8/15/25	450,000	538,700
5% 8/15/26	700,000	834,470
5% 8/15/27	750,000	889,268
5% 8/15/28	1,000,000	1,180,740
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.):
Series 2013 A, 5% 4/1/32	5,550,000	6,252,852
Series 2014 A:
5% 11/1/28	1,000,000	1,156,400
5% 11/1/29	1,850,000	2,126,316
5% 11/1/30	2,480,000	2,836,525
5% 11/1/31	2,905,000	3,310,509
5% 11/1/42	11,115,000	12,392,114
Hartford Gen. Oblig.:
Series 2012 A:
5% 4/1/21 (FSA Insured)	2,000,000	2,177,540
5% 4/1/22 (FSA Insured)	1,000,000	1,100,940
Series 2014 C:
5% 8/15/23 (Build America Mutual Assurance Insured)	3,670,000	4,094,179
5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	2,054,870
Series 2015 A:
5% 7/1/28 (FSA Insured)	1,000,000	1,088,940
5% 7/1/29 (FSA Insured)	1,000,000	1,081,870
Meriden Gen. Oblig. Series 2016 A, 4% 5/1/29	3,485,000	3,801,229
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A:
5% 6/15/20 (b)	1,585,000	1,729,758
5% 6/15/22 (b)	1,000,000	1,143,300
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	880,000	959,253
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/26 (Build America Mutual Assurance Insured)	1,530,000	1,826,529
5% 3/1/27 (Build America Mutual Assurance Insured)	1,605,000	1,902,663
5% 3/1/29 (Build America Mutual Assurance Insured)	1,770,000	2,066,457
5% 3/1/30 (Build America Mutual Assurance Insured)	1,860,000	2,163,254
5% 3/1/31 (Build America Mutual Assurance Insured)	1,955,000	2,263,655
Series 2017 C:
5% 3/1/32 (FSA Insured)	1,635,000	1,919,441
5% 3/1/33 (FSA Insured)	1,900,000	2,216,806
New Haven Gen. Oblig.:
Series 2012 A, 4% 11/1/22 (FSA Insured)	2,185,000	2,402,408
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	1,250,000	1,476,775
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	895,364
Series 2016 A:
5% 8/15/27 (FSA Insured)	1,340,000	1,589,213
5% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	35,000	44,212
5% 8/15/28 (FSA Insured)	1,500,000	1,764,600
5% 8/15/30 (FSA Insured)	1,000,000	1,160,930
5% 8/15/34 (FSA Insured)	1,000,000	1,139,830
5% 8/15/35 (FSA Insured)	1,000,000	1,135,660
Series B, 5% 8/1/21 (FSA Insured)	2,225,000	2,502,880
5% 9/1/29 (FSA Insured)	2,655,000	3,064,242
5% 9/1/31 (FSA Insured)	1,430,000	1,635,033
5.25% 3/1/19	650,000	686,777
Reg'l. School District #15 4% 7/1/22	1,520,000	1,644,230
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighth Series A, 5% 8/1/33	1,110,000	1,272,582
Series 2013 A, 5% 8/1/43	2,000,000	2,257,880
Series 29:
5% 8/1/25 (FSA Insured)	500,000	591,670
5% 8/1/26 (FSA Insured)	1,250,000	1,476,100
Series 30 B:
5% 8/1/30	1,150,000	1,359,185
5% 8/1/31	2,630,000	3,093,643
Series 32 B:
5% 8/1/32	1,000,000	1,185,260
5% 8/1/33	1,150,000	1,357,046
5% 8/1/37	3,000,000	3,491,130
5% 8/1/38	1,000,000	1,159,450
Stamford Gen. Oblig. Series 2011, 4% 7/1/23	1,045,000	1,147,734
Stratford Gen. Oblig. Series 2017, 5% 7/1/30 (FSA Insured)	1,000,000	1,168,790
Univ. of Connecticut Gen. Oblig. Series 2011 A, 5% 2/15/27	3,000,000	3,339,150
Univ. of Connecticut Rev. Series 2012 A, 5% 11/15/23	2,700,000	3,137,967

TOTAL CONNECTICUT		380,654,002

Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (b)	800,000	920,872
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	1,100,000	1,256,717

TOTAL GUAM		2,177,589

TOTAL MUNICIPAL BONDS
(Cost $374,137,041)		382,831,591
TOTAL INVESTMENT IN SECURITIES - 97.2%
(Cost $374,137,041)		382,831,591
NET OTHER ASSETS (LIABILITIES) - 2.8%		11,160,141
NET ASSETS - 100%		$393,991,732

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New Jersey Municipal Income Fund

August 31, 2017

NJT-QTLY-1017
1.805777.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Delaware, New Jersey - 0.8%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$3,000,000	$3,364,950
Series 2014 B, 5% 1/1/23	700,000	827,155

TOTAL DELAWARE, NEW JERSEY		4,192,105

Guam - 0.8%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/29	1,075,000	1,237,551
5% 12/1/46	175,000	192,719
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	1,000,000	1,151,090
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,735,680

TOTAL GUAM		4,317,040

New Jersey - 90.6%
Bayonne Gen. Oblig.:
Series 2016:
5% 7/1/35 (Build America Mutual Assurance Insured)	1,000,000	1,136,500
5% 7/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,126,670
5.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	5,000,000	5,410,300
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/25	1,020,000	1,180,028
5% 2/15/26	1,000,000	1,145,960
5% 2/15/27	1,000,000	1,135,770
5% 2/15/28	1,000,000	1,124,440
5% 2/15/29	1,000,000	1,117,580
Camden County Impt. Auth. Rev. (County Cap. Prog.) Series 2016, 5% 1/15/32	3,000,000	3,503,310
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,546,047
Cumberland County Impt. Auth. (Technical High School Proj.) Series 2014:
5% 9/1/21 (FSA Insured)	530,000	605,048
5% 9/1/23 (FSA Insured)	600,000	712,992
5% 9/1/24 (FSA Insured)	1,640,000	1,971,132
5% 9/1/25 (FSA Insured)	1,375,000	1,643,689
5% 9/1/39 (FSA Insured)	4,000,000	4,533,160
East Windsor Reg'l. School District:
5% 3/1/20	1,045,000	1,142,519
5% 3/1/21	1,000,000	1,127,160
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,062,130
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/22	6,600,000	7,519,578
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2017 A:
5% 11/1/28 (FSA Insured)	2,500,000	2,997,100
5% 11/1/29 (FSA Insured)	750,000	892,388
5% 11/1/30 (FSA Insured)	605,000	718,776
Jersey City Gen. Oblig. Series 2017 A:
5% 11/1/24	1,000,000	1,215,340
5% 11/1/28	1,050,000	1,294,661
5% 11/1/29	1,035,000	1,263,642
5% 11/1/30	800,000	971,128
5% 11/1/31	500,000	604,475
Monroe Township Board of Ed. Series 2012:
5% 8/1/26	3,220,000	3,732,560
5% 8/1/28	4,000,000	4,624,480
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	20,000	22,088
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,684,610
5% 9/1/26	600,000	694,272
5% 9/1/27	440,000	508,675
New Jersey Econ. Dev. Auth. Rev.:
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	1,500,000	1,667,580
5.375% 1/1/43 (a)	2,000,000	2,240,940
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	5,000,000	5,732,800
New Jersey Gen. Oblig. Series 2013 NN, 5% 3/1/21	3,480,000	3,801,587
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,885,900
Series 2011 EE, 5% 9/1/17 (Escrowed to Maturity)	200,000	200,000
Series 2011 GG, 5% 9/1/17 (Escrowed to Maturity)	250,000	250,000
Series 2012 II, 5% 3/1/26	5,000,000	5,421,150
Series 2012, 5% 6/15/20	5,000,000	5,344,000
Series 2013 NN, 5% 3/1/27	20,700,000	22,757,781
Series 2013:
5% 3/1/23	4,920,000	5,557,681
5% 3/1/25	725,000	804,032
Series 2015 WW, 5.25% 6/15/40	2,000,000	2,168,300
Series 2015 XX:
4.25% 6/15/26	3,000,000	3,256,050
5.25% 6/15/27	3,000,000	3,476,130
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	40,000	42,643
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (a)	5,000,000	5,377,350
New Jersey Edl. Facilities Auth. Rev.:
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,172,240
(Princeton Theological Seminary Proj.) Series 2009 B:
4% 7/1/22 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,056,930
5% 7/1/18	250,000	258,620
5% 7/1/19	200,000	214,762
Series 2012 A:
5% 7/1/18	1,000,000	1,032,880
5% 7/1/19	1,040,000	1,113,039
New Jersey Edl. Facility:
(College of New Jersey Proj.) Series 2016 F 5% 7/1/29	670,000	788,469
(Stevens Institute of Technology Proj.) Series 2017 A:
5% 7/1/22	440,000	510,664
5% 7/1/23	485,000	572,431
5% 7/1/24	690,000	823,757
5% 7/1/25	600,000	726,780
5% 7/1/26	945,000	1,153,495
5% 7/1/27	1,055,000	1,287,459
5% 7/1/28	1,465,000	1,770,746
5% 7/1/29	665,000	797,402
Series 2007:
5.5% 7/1/18	4,125,000	4,276,388
5.5% 7/1/18 (Escrowed to Maturity)	265,000	275,240
Series 2008, 5% 7/1/19 (Assured Guaranty Corp. Insured)	195,000	201,380
Series 2015 B, 5% 7/1/31	3,000,000	3,481,050
Series 2016 A:
5% 7/1/27	2,875,000	3,351,474
5% 7/1/32	1,000,000	1,121,800
5% 7/1/33	3,000,000	3,350,850
5% 7/1/41	2,425,000	2,648,803
Series 2016 B:
5% 9/1/20	4,535,000	4,906,870
5% 9/1/21	4,585,000	5,055,788
Series 2016 E:
5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	3,865,165
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000,000	1,153,930
5% 7/1/34 (Build America Mutual Assurance Insured)	1,000,000	1,148,920
5% 7/1/35 (Pre-Refunded to 7/1/18 @ 100)	965,000	998,350
New Jersey Gen. Oblig. 5% 6/1/25	3,340,000	3,905,996
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,765,000	4,087,284
(Greystone Park Psychiatric Hosp. Proj.) Series 2013 B, 5% 9/15/24	8,000,000	8,646,720
(Hackensack Univ. Med. Ctr. Proj.) Series 2010, 5% 1/1/34 (Pre-Refunded to 1/1/20 @ 100)	2,000,000	2,187,300
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31 (Pre-Refunded to 1/1/20 @ 100)	5,000,000	5,468,250
Series 2008:
5.25% 10/1/38	4,635,000	4,736,460
5.25% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	1,330,000	1,392,457
Series 2009 A, 5.75% 10/1/31	4,000,000	4,241,360
Series 2010:
5% 1/1/22 (Pre-Refunded to 1/1/20 @ 100)	660,000	721,809
5% 1/1/22 (Pre-Refunded to 1/1/20 @ 100)	1,065,000	1,162,160
Series 2011:
5% 7/1/19	1,500,000	1,606,755
5% 7/1/23	2,500,000	2,906,575
5% 7/1/24	2,000,000	2,320,200
5% 7/1/25	2,265,000	2,610,548
Series 2012 A:
5% 7/1/18	795,000	821,474
5% 7/1/22	1,400,000	1,626,968
5% 7/1/23	1,000,000	1,147,560
5% 7/1/24	2,000,000	2,277,260
5% 7/1/25	1,000,000	1,129,790
Series 2012 II, 5% 7/1/42	1,000,000	1,067,770
Series 2012, 5% 7/1/21	2,325,000	2,622,228
Series 2013 A:
5% 7/1/28	1,080,000	1,235,412
5% 7/1/32	1,600,000	1,801,488
5.25% 7/1/28	3,250,000	3,794,375
Series 2013:
5% 7/1/24	1,250,000	1,473,163
5% 7/1/26	1,335,000	1,547,585
5.25% 7/1/31 (Pre-Refunded to 7/1/23 @ 100)	3,290,000	4,011,892
5.25% 7/1/31 (Pre-Refunded to 7/1/23 @ 100)	710,000	861,358
5.5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	2,465,000	3,040,282
5.5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	535,000	656,493
Series 2014 A:
4% 7/1/45	1,300,000	1,313,091
5% 7/1/30	700,000	793,576
5% 7/1/31	455,000	513,417
5% 7/1/32	1,000,000	1,127,730
5% 7/1/44	3,525,000	3,876,795
5% 7/1/45	2,225,000	2,452,773
Series 2016 A:
5% 7/1/22	2,000,000	2,281,220
5% 7/1/26	1,565,000	1,853,852
5% 7/1/27	1,685,000	1,974,298
5% 7/1/28	1,000,000	1,182,840
5% 7/1/28	2,000,000	2,323,000
5% 7/1/29	3,660,000	4,294,644
5% 7/1/29	1,550,000	1,787,305
5% 7/1/30	1,200,000	1,399,896
5% 7/1/30	1,000,000	1,144,760
5% 7/1/31	5,100,000	5,979,954
5% 7/1/31	10,000,000	11,665,800
5% 7/1/33	1,000,000	1,162,350
5% 7/1/39	6,990,000	7,886,817
Series 2016:
5% 7/1/27	1,500,000	1,840,770
5% 7/1/29	1,050,000	1,266,983
5% 7/1/30	605,000	725,570
5% 7/1/31	400,000	477,160
5% 3/1/20	1,040,000	1,042,330
5% 3/1/21	1,370,000	1,373,083
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/17	2,500,000	2,523,050
Series 2013:
4% 12/1/20 (a)	2,500,000	2,663,975
5% 12/1/21 (a)	2,100,000	2,346,435
5% 12/1/22 (a)	2,250,000	2,553,930
Series 2017 1A:
5% 12/1/25 (a)	3,000,000	3,501,540
5% 12/1/27 (a)	2,500,000	2,898,450
New Jersey Inst of Technology:
Series 2012 A:
5% 7/1/32	870,000	982,491
5% 7/1/32 (Pre-Refunded to 7/1/22 @ 100)	380,000	448,981
5% 7/1/42	3,470,000	3,839,833
Series A, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	1,530,000	1,807,741
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 5.25% 1/1/40 (Pre-Refunded to 1/1/19 @ 100)	10,600,000	11,211,938
Series 2012 B, 5% 1/1/24	2,650,000	3,126,921
Series 2013 A, 5% 1/1/38	8,000,000	9,061,840
Series 2014 A, 5% 1/1/32	5,000,000	5,881,900
Series 2017 B:
5% 1/1/32	5,000,000	6,054,600
5% 1/1/33	5,000,000	6,019,550
5% 1/1/34	2,500,000	2,987,400
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	2,825,000	3,150,864
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,376,796
Series 2006 A, 5.5% 12/15/22	8,875,000	10,244,501
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	7,130,400
0% 12/15/34	4,000,000	2,024,880
Series 2008 A:
0% 12/15/36	25,000,000	10,134,000
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,797,809
Series 2009 A:
0% 12/15/36	1,915,000	776,264
0% 12/15/38	13,900,000	5,066,967
Series 2010 A, 0% 12/15/30	14,750,000	8,255,428
Series 2010 A3, 0% 12/15/34	10,775,000	4,862,003
Series 2011 A, 5.25% 6/15/25	6,000,000	6,516,120
Series 2011 B:
5.25% 6/15/25	3,185,000	3,458,974
5.25% 6/15/26	2,000,000	2,162,360
Series 2016 A:
5% 6/15/20	2,365,000	2,553,538
5% 6/15/30	5,000,000	5,590,250
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	5,100,000	5,579,145
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,128,960
Newark Gen. Oblig. Series 2013 A, 5% 7/15/18	3,130,000	3,212,413
Newark Port Auth. Hsg. Auth. Rev. (Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,367,091
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	2,000,000	1,785,540
Rutgers State Univ. Rev. Series 2010 I, 5% 5/1/29	1,110,000	1,218,569

TOTAL NEW JERSEY		478,220,247

New York And New Jersey - 1.8%
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	3,255,000	3,594,692
Series 2016, 5% 11/15/32 (a)	5,000,000	5,916,950

TOTAL NEW YORK AND NEW JERSEY		9,511,642

Pennsylvania, New Jersey - 3.9%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/21	600,000	685,344
5% 7/1/24	1,200,000	1,392,720
5% 7/1/25	1,100,000	1,274,999
5% 7/1/26	500,000	578,790
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	1,037,460
5% 7/1/24	275,000	333,391
5% 7/1/26	650,000	783,699
5% 7/1/29	300,000	355,299
5% 7/1/30	350,000	412,059
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,374,490
Series 2010 D, 5% 1/1/40	4,000,000	4,305,520
Series 2013, 5% 1/1/31	5,000,000	5,837,650

TOTAL PENNSYLVANIA, NEW JERSEY		20,371,421

TOTAL MUNICIPAL BONDS
(Cost $490,154,959)		516,612,455

Municipal Notes - 0.4%
New Jersey - 0.4%
New Jersey Bldg. Auth. State Bldg. Rev. Participating VRDN Series Floaters XF 05 53, 0.99% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)
(Cost $2,500,000)	2,500,000	2,500,000
TOTAL INVESTMENT IN SECURITIES - 98.3%
(Cost $492,654,959)		519,112,455
NET OTHER ASSETS (LIABILITIES) - 1.7%		8,713,376
NET ASSETS - 100%		$527,825,831

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 27, 2017